Equity (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of Options
Options Outstanding as of December 31, 2013	2,007,433
Granted in 2014	239,583
GrabCAD options from merger in 2014	72,876
Exercised in 2014	(557,605)
Forfeited in 2014	(43,046)
Options Outstanding as of December 31, 2014	1,719,241
Exercisable options as of December 2014	870,569
Weighted Average Exercise Price
Options Outstanding as of December 31, 2013	$ 29.66
Granted in 2014	$ 103.55
GrabCAD options from merger in 2014	$ 7.28
Exercised in 2014	$ 14.14
Forfeited in 2014	$ 52.22
Options Outstanding as of December 31, 2014	$ 43.89
Exercisable options as of December 2014	$ 22.70
Minimum [Member]
Weighted Average Exercise Price
Options Outstanding as of December 31, 2013	$ 2.21
Granted in 2014	$ 91.48
GrabCAD options from merger in 2014	$ 2.89
Exercised in 2014	$ 2.21
Forfeited in 2014	$ 2.74
Options Outstanding as of December 31, 2014	$ 2.21
Exercisable options as of December 2014	$ 2.21
Maximum [Member]
Weighted Average Exercise Price
Options Outstanding as of December 31, 2013	$ 120.51
Granted in 2014	$ 115.12
GrabCAD options from merger in 2014	$ 9.32
Exercised in 2014	$ 99.01
Forfeited in 2014	$ 120.51
Options Outstanding as of December 31, 2014	$ 120.51
Exercisable options as of December 2014	$ 120.51